Trade Accounts and Other Receivables - Summary of Changes in the Allowance for Doubtful Accounts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Text block 1 [Abstract]
Allowance for doubtful accounts at beginning of year	¥ 127,296	¥ 122,105
Provision for doubtful accounts, net of reversal	8,060	9,835
Write-offs	(9,646)	(3,128)
Other	(7,850)	(1,516)
Allowance for doubtful accounts at end of year	¥ 117,860	¥ 127,296